Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Equity - USD ($)		Ordinary shares Previously Reported	Ordinary shares		Subscription receivable Previously Reported	Subscription receivable		Additional paid-in capital Previously Reported	Additional paid-in capital		Accumulated deficit Previously Reported	Accumulated deficit		Accumulated other comprehensive income/(loss) Previously Reported	Accumulated other comprehensive income/(loss)		Total attributable to the shareholders of the Company Previously Reported	Total attributable to the shareholders of the Company		Non- controlling interests Previously Reported	Non- controlling interests		Previously Reported	Total
Balance at Dec. 31, 2021	[1]								$ 263,421			$ (1,050,211)			$ 10,852			$ (775,938)			$ (138,972)			$ (914,910)
Balance (in Shares) at Dec. 31, 2021	[1]		50,747
Net income (loss)												458,667						458,667			(322,820)			135,847	[2]
Foreign currency translation adjustment															(1,282)			(1,282)			(638)			(1,920)
Capital injection by directors									240,000									240,000						240,000
Issuance of shares						(319,872)			961,538									641,666						641,666
Balance at Dec. 31, 2022	[1]					(319,872)			1,464,959			(591,544)			9,570			563,113			(462,430)			100,683
Balance (in Shares) at Dec. 31, 2022	[1]		50,747
Net income (loss)												130,193						130,193			(21,775)			108,418	[2]
Foreign currency translation adjustment															(16,858)			(16,858)			(5,846)			(22,704)
Settlement of subscription receivable						192,308												192,308						192,308
Issuance of shares									2,866,856									2,866,856						2,866,856
Balance at Dec. 31, 2023		$ 6,981			$ (2,967,100)	(127,564)	[1]	$ 4,324,834	4,331,815	[1]	$ (461,351)	(461,351)	[1]	$ (7,288)	(7,288)	[1]	$ 896,076	3,735,612	[1]	$ (490,051)	(490,051)	[1]	$ 406,025	3,245,561	[1]
Balance (in Shares) at Dec. 31, 2023		698	50,747	[1]
Net income (loss)											(396,543)						(396,543)			8,762			(387,781)	(387,781)
Foreign currency translation adjustment														191,791			191,791			78,445			270,236	270,236
Subscription receivables		$ 94,513			(4,506,691)			(4,267,013)						8,762			(8,670,429)			(8,761)			8,679,190
Subscription receivables (in Shares)		9,451
Balance at Jun. 30, 2024		$ 101,494			(7,473,791)			57,821			(857,894)			193,265			(7,979,105)			(411,605)			(8,390,710)
Balance (in Shares) at Jun. 30, 2024		10,149
Balance at Dec. 31, 2023		$ 6,981			(2,967,100)	(127,564)	[1]	4,324,834	4,331,815	[1]	(461,351)	(461,351)	[1]	(7,288)	(7,288)	[1]	896,076	3,735,612	[1]	(490,051)	(490,051)	[1]	406,025	3,245,561	[1]
Balance (in Shares) at Dec. 31, 2023		698	50,747	[1]
Net income (loss)												(524,643)						(524,643)			50,542			(474,101)
Foreign currency translation adjustment															26,163			26,163			6,366			32,529
Issuance of shares under conversion																								2,650,000
Reverse capitalization									(6,028,690)									(6,028,690)						(6,028,690)
Settlement of subscription receivable						127,564												127,564						127,564
Remeasurement of share based compensation									(2,766,856)									(2,766,856)						(2,766,856)
Issuance of shares under ELOC/Note Conversion arrangement						(204,000)			4,586,236									4,382,236						4,382,236
Issuance of shares under ELOC/Note Conversion arrangement (in Shares)			63,105
Balance at Dec. 31, 2024					$ (204,000)			$ 122,505	(81,495)		$ (985,994)	(985,994)		$ 18,875	18,875		$ (1,048,614)	(1,048,614)		$ (433,143)	(433,143)		$ (1,481,757)	(1,481,757)
Balance (in Shares) at Dec. 31, 2024		113,852	1,140
Net income (loss)												724,975						724,975			(26,943)			698,032
Foreign currency translation adjustment									20,035						(58,968)			(38,933)			(27,593)			(66,526)
Total comprehensive income for the period									20,035			724,975			(58,968)			686,042			(54,536)			631,506
Issuance of shares under ELOC									9,381,905									9,381,905						9,381,905
Issuance of shares under ELOC (in Shares)			248,600
Issuance of shares under conversion
Issuance of shares under conversion (in Shares)			344,423
Issuance of share for acquiring business
Issuance of share for acquiring business (in Shares)			5,500
Issuance of share for warrant exercise
Issuance of share for warrant exercise (in Shares)			453,886
Issuance of share for business acquisition									257,500									257,500						257,500
Balance at Jun. 30, 2025									$ 9,577,945			$ (261,019)			$ (40,093)			$ 9,276,833			$ (487,679)			$ 8,789,154
Balance (in Shares) at Jun. 30, 2025			1,070,279

[1]	Re-presented as mentioned in Note 23
[2]	Re-presented as mentioned in Note 23